AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Equity Real Estate Investment Trusts (REITs) – 82.8%
Data Center REITs – 9.0%
Digital Realty Trust, Inc.	40,960	$5,753,242
Equinix, Inc.	12,380	10,272,552

		16,025,794

Diversified REITs – 5.8%
Alexander & Baldwin, Inc.	51,440	890,941
Essential Properties Realty Trust, Inc.	84,950	2,116,105
KDX Realty Investment Corp.	904	980,606
Land Securities Group PLC	245,260	2,067,714
LXI REIT PLC(a)	305,810	407,859
Merlin Properties Socimi SA	143,140	1,457,626
Sekisui House Reit, Inc.	1,122	596,779
Stockland	613,760	1,812,501

		10,330,131

Health Care REITs – 5.8%
Physicians Realty Trust	42,610	521,546
Ventas, Inc.	89,950	4,172,781
Welltower, Inc.	66,650	5,765,891

		10,460,218

Hotel & Resort REITs – 3.3%
Invincible Investment Corp.	765	314,492
Japan Hotel REIT Investment Corp.	2,675	1,374,678
Park Hotels & Resorts, Inc.	106,550	1,606,774
RLJ Lodging Trust	116,230	1,345,944
Ryman Hospitality Properties, Inc.	12,370	1,359,463

		6,001,351

Industrial REITs – 18.1%
CapitaLand Ascendas REIT	822,500	1,782,544
Centuria Industrial REIT(b)	517,790	1,096,913
Dream Industrial Real Estate Investment Trust	152,987	1,527,082
LondonMetric Property PLC	612,020	1,495,406
Mapletree Logistics Trust	1,067,568	1,227,570
Mitsui Fudosan Logistics Park, Inc.(b)	356	1,067,263
Nippon Prologis REIT, Inc.	744	1,323,726
Plymouth Industrial REIT, Inc.	67,488	1,494,185
Prologis, Inc.	116,722	14,787,510
Rexford Industrial Realty, Inc.	58,050	3,052,850
STAG Industrial, Inc.	47,630	1,759,452
Tritax Big Box REIT PLC	790,930	1,655,881

		32,270,382

Multi-Family Residential REITs – 8.4%
Apartment Income REIT Corp.	67,380	2,202,652
AvalonBay Communities, Inc.	20,700	3,705,507
Comforia Residential REIT, Inc.(b)	283	593,120
Equity Residential	79,470	4,783,299
Killam Apartment Real Estate Investment Trust	148,440	2,067,969
UNITE Group PLC (The)(b)	125,690	1,605,795

		14,958,342

Company	Shares	U.S. $ Value

Office REITs – 6.2%
Alexandria Real Estate Equities, Inc.	27,680	$3,346,512
Boston Properties, Inc.	42,950	2,856,175
COPT Defense Properties	43,360	1,021,562
Daiwa Office Investment Corp.	208	886,706
Dexus(b)	209,310	1,059,248
Japan Real Estate Investment Corp.	155	594,199
Nippon Building Fund, Inc.	342	1,383,769

		11,148,171

Other Specialized REITs – 2.3%
VICI Properties, Inc.	135,080	4,068,610

Retail REITs – 15.0%
Acadia Realty Trust	100,650	1,717,089
AEON REIT Investment Corp.(b)	375	353,356
Brixmor Property Group, Inc.	113,950	2,557,038
CapitaLand Integrated Commercial Trust	759,084	1,131,617
Crombie Real Estate Investment Trust	69,410	701,612
Frasers Centrepoint Trust(b)	518,500	886,853
Japan Metropolitan Fund Invest	795	539,680
Kite Realty Group Trust	88,510	1,894,114
Klepierre SA	59,430	1,538,683
Link REIT	546,034	2,738,733
NETSTREIT Corp.	88,569	1,609,299
Phillips Edison & Co., Inc.	38,250	1,327,657
Realty Income Corp.	70,850	3,853,531
Simon Property Group, Inc.	29,300	4,061,273
Vicinity Ltd.	1,442,110	1,914,266

		26,824,801

Self-Storage REITs – 4.9%
Extra Space Storage, Inc.	27,870	4,025,543
Public Storage	16,550	4,686,794

		8,712,337

Single-Family Residential REITs – 4.0%
American Homes 4 Rent - Class A	44,720	1,567,436
Equity LifeStyle Properties, Inc.	11,750	795,357
Invitation Homes, Inc.	71,320	2,348,568
Sun Communities, Inc.	20,108	2,520,538

		7,231,899

		148,032,036

Real Estate Management & Development – 14.3%
Diversified Real Estate Activities – 4.8%
City Developments Ltd.(b)	97,300	441,624
Daito Trust Construction Co., Ltd.	4,700	534,628
Mitsui Fudosan Co., Ltd.	218,800	5,492,704
Sumitomo Realty & Development Co., Ltd.	64,800	2,037,904

		8,506,860

Real Estate Development – 1.8%
CK Asset Holdings Ltd.	480,000	2,165,923
Sino Land Co., Ltd.	1,102,000	1,151,109

		3,317,032

Company	Shares	U.S. $ Value

Real Estate Operating Companies – 6.6%
Capitaland Investment Ltd./Singapore(b)	306,000	$671,758
Castellum AB(b) (c)	125,310	1,613,226
CTP NV(a)	63,717	1,087,273
Fastighets AB Balder - Class B(c)	143,370	951,589
LEG Immobilien SE(c)	13,430	1,114,417
PSP Swiss Property AG (REG)	14,160	1,884,654
Shurgard Self Storage Ltd.	19,560	907,229
TAG Immobilien AG(c)	84,263	1,179,415
Vonovia SE	59,622	1,857,366
Wihlborgs Fastigheter AB	51,000	455,922

		11,722,849

Real Estate Services – 1.1%
Unibail-Rodamco-Westfield(c)	27,050	1,936,907

		25,483,648

Consumer Durables & Apparel – 0.7%
Homebuilding – 0.7%
PulteGroup, Inc.	11,590	1,211,850

Materials – 0.6%
Construction Materials – 0.6%
GCC SAB de CV	84,440	980,517

Utilities – 0.5%
Gas Utilities – 0.5%
APA Group(b)	171,200	946,923

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. - Class A	7,040	903,725

Total Common Stocks (cost $164,420,309)		177,558,699

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(d) (e) (f) (cost $959,643)	959,643	959,643

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $165,379,952)		178,518,342

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(d) (e) (f) (cost $2,067,969)	2,067,969	2,067,969

Total Investments – 101.1% (cost $167,447,921)(g)		180,586,311
Other assets less liabilities – (1.1)%		(1,898,408)

Net Assets – 100.0%		$178,687,903

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	500	NOK	5,422	02/16/2024	$15,697
Barclays Bank PLC	USD	1,149	SEK	11,967	02/16/2024	1,639
Barclays Bank PLC	USD	515	ILS	1,924	03/13/2024	13,009
Goldman Sachs Bank USA	USD	733	EUR	675	03/14/2024	(2,499)
Morgan Stanley & Co. LLC	CHF	487	USD	563	02/15/2024	(1,933)
Morgan Stanley & Co. LLC	SEK	7,990	USD	766	02/16/2024	(2,206)
Morgan Stanley & Co. LLC	USD	687	NZD	1,101	03/07/2024	(14,148)
State Street Bank & Trust Co.	JPY	71,196	USD	493	03/08/2024	7,028
State Street Bank & Trust Co.	EUR	1,554	USD	1,710	03/14/2024	27,631
State Street Bank & Trust Co.	MXN	6,716	USD	388	03/15/2024	542
State Street Bank & Trust Co.	USD	455	CAD	609	03/15/2024	(1,900)
State Street Bank & Trust Co.	AUD	662	USD	437	04/18/2024	1,363

						$44,223

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $1,495,132 or 0.8% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,125,089 and gross unrealized depreciation of investments was $(8,942,476), resulting in net unrealized appreciation of $13,182,613.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
ILS – Israeli Shekel
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

Glossary:
REG – Registered Shares
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2024 (unaudited)

63.3%	United States
10.1%	Japan
4.1%	United Kingdom
3.8%	Australia
3.4%	Singapore
3.4%	Hong Kong
2.4%	Canada
2.3%	Germany
2.0%	France
1.7%	Sweden
1.1%	Switzerland
0.8%	Spain
0.6%	Netherlands
0.5%	Belgium
0.5%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$114,144,453	$33,887,583		$—	$148,032,036
Real Estate Management & Development	—	25,483,648		—	25,483,648
Consumer Durables & Apparel	1,211,850	—		—	1,211,850
Materials	980,517	—		—	980,517
Utilities	—	946,923		—	946,923
Consumer Services	903,725	—		—	903,725
Short-Term Investments	959,643	—		—	959,643
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,067,969	—		—	2,067,969

Total Investments in Securities	120,268,157	60,318,154	(a)	—	180,586,311
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	66,909		—	66,909
Liabilities:
Forward Currency Exchange Contracts	—	(22,686)		—	(22,686)

Total	$120,268,157	$60,362,377		$—	$180,630,534

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$479	$11,231	$10,750	$960	$7
Government Money Market Portfolio*	2,917	4,600	5,449	2,068	18
Total	$3,396	$15,831	$16,199	$3,028	$25

*	Investments of cash collateral for securities lending transactions.